Signifcant Accounting Policies (Details) - Schedule of Functional Currency	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RMB to USD [Member]
Schedule of Functional Currency [Abstract]
Translation currency, Period end rates	USD 1.00= RMB 6.8987	USD 1.00= RMB 6.3524	USD 1.00= RMB 6.5277
Translation currency, Average rates	USD 1.00=RMB 6.7347	USD 1.00=RMB 6.4491	USD 1.00=RMB 6.9001
HKD to USD [Member]
Schedule of Functional Currency [Abstract]
Translation currency, Period end rates	USD 1.00= HKD 7.7970	USD 1.00= HKD 7.7991	USD 1.00= HKD 7.7525
Translation currency, Average rates	USD 1.00=HKD 7.8305	USD 1.00=HKD 7.7731	USD 1.00=HKD 7.7558